Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Non-Current Assets
Summary of other non-current assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Rental deposits	7,599	7,790	1,197
Non-current portion of prepayments to suppliers and other business related expenses	8,448	4,754	730

Total	16,047	12,544	1,927